INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES	The provision for income taxes consisted of the following:
	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Income tax current year	109	275	325

Income tax expense	109	275	325

SCHEDULE OF EFFECTIVE INCOME TAX RATE

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Income before income taxes	117	1,904	1,852
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	20	324	315
Different tax rates in other countries	(80)	(5)	3
Tax effect of non-taxable income	(58)	(5)	-
Tax holiday	227	11	14
Other	-	(50)	(7)

Income tax expense	109	275	325

SCHEDULE OF DEFERRED INCOME TAX LIABILITY

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
	$’000	$’000

Deferred tax liabilities:
Accelerated tax depreciation	38	39